Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2013
Prepayments and Other Current Assets

Prepayments and other current assets consisted of the following:

	As of December 31,
	2012	2013
	US$	US$

Prepaid expenses	4,548	4,498
Advance to employees	615	696
Rental and other deposits	291	653
Interest receivable	530	14,411
Receivable from a broker for exercise of employee stock options	2,718	807
Deposit for non-current assets (Note 9)	—	8,037
Others	524	2,656

	9,226	31,758